UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment                 [   ]; Amendment Number:
This Amendment (Check only one.):       [   ]  is a restatement
                                        [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name               Allen Operations LLC
         --------------------------------------------------
Address            711 Fifth Avenue
         --------------------------------------------------
                   New York, New York 10022
         --------------------------------------------------

Form 13F File Number:      028-12302

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Howard M. Felson
         ----------------------------------------
Title:        Vice President
         ----------------------------------------
Phone:        (212) 832-8000
         ----------------------------------------
Signature, Place, and Date of Signing:

 /s/ HOWARD FELSON        New York, New York        May 1, 2007
-------------------    ---------------------      ---------------------------
     [Signature]           [City, State]                   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number             NAME
28-11378                         Allen Investment Management LLC

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:                               18

Form 13F Information Table Value Total:                      $15,007,006
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment mangers with respect to which this report is filed, other than the manager filing this report.

NONE

           ITEM 1              ITEM 2          ITEM 3          ITEM 4         ITEM 5

                                                              TOTAL
       NAME OF ISSUER         CLASS         CUSIP NUMBER      VALUE        POSITION

BLUEFLY INC                   COM            096227103        735,000      700,000
CENTENE CORP DEL              COM            15135B101      1,687,176       80,380
CONVERA CORP                  CL A           211919105        209,334       66,667
DELL INC                      COM            24702R101      1,160,500       50,000
EXPEDIA INC DEL               COM            30212P105      3,129,300      135,000
HOUSEVALUES INC               COM            44183Y102        193,798       38,300
IAC INTERACTIVECORP           COM NEW        44919P300        754,200       20,000
IAC INTERACTIVECORP           COM NEW        44919P300         56,867        1,508
INFINITY PPTY & CAS CORP      COM            45665Q103        702,900       15,000
KNOT INC                      COM            499184109        645,922       30,001
NET 1 UEPS TECHNOLOGIES INC   COM NEW        64107N206        622,000       25,000
NIKE INC                      CL B           654106103      1,275,120       12,000
ONVIA INC                     COM NEW        68338T403        410,530       58,731
OPSWARE INC                   COM            68383A101      1,095,838      151,150
PLANETOUT INC                 COM            727058109      1,907,322      565,971
CONVERA CORP                  CL A           211919105        314,000      100,000
CONVERA CORP                  CL A           211919105         94,200       30,000
IBIS TECHNOLOGY CORP          COM            450909106         13,000       10,000



                                                         -------------
                                                          15,007,006
                                                         =============


           ITEM 1                         ITEM 6                 ITEM 7                ITEM 8
                                 ---INVESTMENT DISCRETION---                  ---VOTING AUTHORITY---
                                 (a)           (b)       (C)                   (a)     (b)      (C)
       NAME OF ISSUER           SOLE         SHARED     OTHER   MANAGERS      SOLE     SHARED  OTHER

BLUEFLY INC                                  700000                         700000
CENTENE CORP DEL                              80380                          80380
CONVERA CORP                                  66667                          66667
DELL INC                                      50000                          50000
EXPEDIA INC DEL                              135000                         135000
HOUSEVALUES INC                               38300                          38300
IAC INTERACTIVECORP                           20000                          20000
IAC INTERACTIVECORP                            1508                           1508
INFINITY PPTY & CAS CORP                      15000                          15000
KNOT INC                                      30001                          30001
NET 1 UEPS TECHNOLOGIES INC                   25000                          25000
NIKE INC                                      12000                          12000
ONVIA INC                                     58731                          58731
OPSWARE INC                                  151150                         151150
PLANETOUT INC                                565971                         565971
CONVERA CORP                                 100000                         100000
CONVERA CORP                                  30000                          30000
IBIS TECHNOLOGY CORP                          10000                          10000



